6. REVENUE RECOGNITION (Sept. 2018 Note) (Details Narrative)	3 Months Ended
Sep. 30, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning balance	$ 857,842
Decrease in contract liabilities, recognized in sales	(481,438)
Contract liabilities, ending balance	$ 400,704